Loans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	$ 3,691	$ 4,492
With an allowance recorded, Unpaid Principal Balance	5,084	1,781
Subtotal	8,775	6,273
With no related allowance recorded, Recorded Investment	3,693	4,491
With an allowance recorded, Recorded Investment	4,822	1,783
Subtotal	8,515	6,274
With no related allowance recorded, allowance For Loan Losses Allocated
With an allowance recorded, allowance For Loan Losses Allocated	1,291	251
Subtotal	1,291	251
With no related allowance recorded, Average Recorded Investment	3,753	4,299
With an allowance recorded, Average Recorded Investment	4,162	2,610
Subtotal	7,915	6,909
With no related allowance recorded, Interest Income Recognized	29	42
With an allowance recorded, Interest Income Recognized		6
Subtotal		48
With no related allowance recorded, Cash Basis Interest Recognized
With an allowance recorded, Cash Basis Interest Recognized
Subtotal
Commercial and other [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance		28
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment		29
With no related allowance recorded, allowance For Loan Losses Allocated
With an allowance recorded, allowance For Loan Losses Allocated		6
With no related allowance recorded, Average Recorded Investment	6
With an allowance recorded, Average Recorded Investment		40
With no related allowance recorded, Interest Income Recognized
With no related allowance recorded, Cash Basis Interest Recognized
With an allowance recorded, Cash Basis Interest Recognized
Commercial: Real Estate [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	2,150	1,299
With an allowance recorded, Unpaid Principal Balance	1,461	502
With no related allowance recorded, Recorded Investment	2,152	1,298
With an allowance recorded, Recorded Investment	1,199	503
With no related allowance recorded, allowance For Loan Losses Allocated
With an allowance recorded, allowance For Loan Losses Allocated	365	29
With no related allowance recorded, Average Recorded Investment	1,348	1,246
With an allowance recorded, Average Recorded Investment	1,681	1,061
With no related allowance recorded, Interest Income Recognized	10	4
With an allowance recorded, Interest Income Recognized		6
With no related allowance recorded, Cash Basis Interest Recognized
With an allowance recorded, Cash Basis Interest Recognized
Commercial: Land [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	214	2,248
With an allowance recorded, Unpaid Principal Balance	2,772	552
With no related allowance recorded, Recorded Investment	214	2,248
With an allowance recorded, Recorded Investment	2,772	552
With no related allowance recorded, allowance For Loan Losses Allocated
With an allowance recorded, allowance For Loan Losses Allocated	772	77
With no related allowance recorded, Average Recorded Investment	1,411	2,248
With an allowance recorded, Average Recorded Investment	1,640	683
With no related allowance recorded, Interest Income Recognized	3	12
With an allowance recorded, Interest Income Recognized
With no related allowance recorded, Cash Basis Interest Recognized
With an allowance recorded, Cash Basis Interest Recognized
Commercial Mortgage [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	1,296	945
With an allowance recorded, Unpaid Principal Balance	829	685
With no related allowance recorded, Recorded Investment	1,296	945
With an allowance recorded, Recorded Investment	829	685
With no related allowance recorded, allowance For Loan Losses Allocated
With an allowance recorded, allowance For Loan Losses Allocated	132	128
With no related allowance recorded, Average Recorded Investment	967	762
With an allowance recorded, Average Recorded Investment	826	617
With no related allowance recorded, Interest Income Recognized	16	26
With an allowance recorded, Interest Income Recognized
With no related allowance recorded, Cash Basis Interest Recognized
With an allowance recorded, Cash Basis Interest Recognized
Commercial: Home Equity [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	31
With an allowance recorded, Unpaid Principal Balance	22	14
With no related allowance recorded, Recorded Investment	31
With an allowance recorded, Recorded Investment	22	14
With no related allowance recorded, allowance For Loan Losses Allocated
With an allowance recorded, allowance For Loan Losses Allocated	22	11
With no related allowance recorded, Average Recorded Investment	21
With an allowance recorded, Average Recorded Investment	15	209
With no related allowance recorded, Interest Income Recognized
With an allowance recorded, Interest Income Recognized
With no related allowance recorded, Cash Basis Interest Recognized
With an allowance recorded, Cash Basis Interest Recognized
Residential construction: Land [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, allowance For Loan Losses Allocated
With no related allowance recorded, Average Recorded Investment		43
With no related allowance recorded, Cash Basis Interest Recognized